Related Party Balances and Transactions - Schedule of Outstanding Balances (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Amounts paid and payable to HDSI for services of KMP employed by HDSI	[1]	$ 2,430	$ 2,595
Amounts paid and payable to KMP	[2]	4,443	3,991
Bonuses paid to KMP	[3]	1,053	1,430
Interest payable on loans received from KMP	[4]	4
Compensation gross		7,930	8,016
Share-based compensation	[5]	2,736	3,681
Total compensation		10,666	11,697
Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Technical
Engineering		1,018	1,199
Environmental		459	706
Socioeconomic		429	462
Other technical services		154	316
Services rendered by HDSI		2,060	2,683
Management, corporate communications, secretarial, financial and administration		2,292	2,326
Shareholder communication		594	627
General and administrative		2,886	2,953
Total for services rendered		4,946	5,636
Conferences and travel		393	502
Insurance		50	70
Office supplies and information technology		431	319
Total reimbursed		874	891
Total value of transactions with HDSI		$ 5,820	$ 6,527

[1]	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).
[2]	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.
[3]	In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, PLP CEO, the Company Secretary, and a performance bonus was paid to the PLP CEO for the 2018 fiscal year. In 2018, incentive bonuses were paid to the SVP, Environment and Sustainability, VP, Corporate Communications and VP, Permitting, and a performance bonus was paid to the PLP CEO for the 2017 fiscal year.
[4]	The Group’s Board Chair and CEO advanced $967 to the Group pursuant to the Credit Facility (note 8) and have accrued interest of $4 to December 31, 2019. Subsequent to the reporting period, these loans including interest earned to date were repaid (note 17).
[5]	Represents cost of RSUs and share purchase options issued and/or vesting during the respective periods.